STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

July 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - .3%
Aptiv	20,677		1,607,637
BorgWarner	15,670	[a]	573,522
Ford Motor	310,499		2,052,398
General Motors	100,203		2,494,053
			6,727,610
Banks - 3.5%
Bank of America	619,150		15,404,452
Citigroup	166,100		8,306,661
Citizens Financial Group	34,730		861,651
Comerica	10,429		401,725
Fifth Third Bancorp	55,984		1,111,842
First Republic Bank	13,343		1,500,821
Huntington Bancshares	77,500		718,425
JPMorgan Chase & Co.	241,791		23,366,682
KeyCorp	79,204		951,240
M&T Bank	9,911		1,050,070
People's United Financial	33,302		359,329
Regions Financial	77,322		839,717
SVB Financial Group	4,049	[b]	908,069
The PNC Financial Services Group	33,431		3,566,085
Truist Financial	107,129		4,013,052
U.S. Bancorp	108,105		3,982,588
Wells Fargo & Co.	297,557		7,218,733
Zions Bancorp	12,139		394,153
			74,955,295
Capital Goods - 5.3%
3M	45,515		6,848,642
A.O. Smith	10,382	[a]	499,789
Allegion	7,335		729,539
AMETEK	18,133		1,690,902
Carrier Global	64,116		1,746,520
Caterpillar	43,116		5,729,254
Cummins	11,564		2,234,859
Deere & Co.	24,688		4,352,741
Dover	11,654		1,199,546
Eaton	31,465		2,930,335
Emerson Electric	47,003		2,914,656
Fastenal	45,257		2,128,889
Flowserve	10,449		291,214

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 5.3% (continued)
Fortive	24,087		1,690,667
Fortune Brands Home & Security	11,694		894,591
General Dynamics	18,265		2,680,206
General Electric	698,312		4,238,754
Honeywell International	55,985		8,362,479
Howmet Aerospace	32,747		484,001
Huntington Ingalls Industries	3,373		585,924
IDEX	5,814		958,263
Illinois Tool Works	22,682		4,195,943
Ingersoll Rand	26,133	[b]	825,541
Jacobs Engineering Group	10,092		861,352
Johnson Controls International	58,785		2,262,047
L3Harris Technologies	17,119		2,881,641
Lockheed Martin	19,676		7,456,614
Masco	20,603		1,177,667
Northrop Grumman	12,223		3,972,597
Otis Worldwide	32,191		2,019,663
PACCAR	27,646		2,352,122
Parker-Hannifin	10,037		1,795,820
Pentair	12,469		534,297
Quanta Services	10,675		426,680
Raytheon Technologies	117,266		6,646,637
Rockwell Automation	9,331		2,035,464
Roper Technologies	8,224		3,556,469
Snap-on	4,316		629,575
Stanley Black & Decker	12,053		1,847,966
Teledyne Technologies	2,777	[b]	851,706
Textron	17,615		615,468
The Boeing Company	42,755		6,755,290
Trane Technologies	19,334		2,162,895
TransDigm Group	3,963		1,710,352
United Rentals	5,848	[a,b]	908,604
W.W. Grainger	3,438		1,174,180
Westinghouse Air Brake Technologies	13,885		863,508
Xylem	14,484		1,057,042
			114,768,911
Commercial & Professional Services - .8%
Cintas	6,825		2,060,263
Copart	16,474	[b]	1,536,201
Equifax	9,761		1,586,748
IHS Markit	31,322		2,528,625
Nielsen Holdings	30,615		441,774
Republic Services	16,344		1,426,014
Robert Half International	9,086		462,205

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Commercial & Professional Services - .8% (continued)
Rollins	10,744	[a]	562,986
Verisk Analytics	13,111		2,474,177
Waste Management	30,828		3,378,749
			16,457,742
Consumer Durables & Apparel - 1.0%
D.R. Horton	26,551		1,756,614
Garmin	11,958		1,178,939
Hanesbrands	29,589	[a]	418,093
Hasbro	10,652		775,040
Leggett & Platt	10,737		430,446
Lennar, Cl. A	22,201		1,606,242
Mohawk Industries	4,974	[b]	397,174
Newell Brands	31,279		512,976
NIKE, Cl. B	98,963		9,659,778
NVR	267	[b]	1,049,350
PulteGroup	20,672		901,299
PVH	5,331		259,406
Ralph Lauren	3,779		269,443
Tapestry	23,732		317,060
Under Armour, Cl. A	16,416	[b]	172,696
Under Armour, Cl. C	16,459	[b]	156,196
VF	25,869		1,561,453
Whirlpool	4,856	[a]	792,111
			22,214,316
Consumer Services - 1.5%
Carnival	37,907	[a]	526,149
Chipotle Mexican Grill	2,013	[b]	2,325,337
Darden Restaurants	10,111		767,425
Domino's Pizza	3,152		1,218,595
H&R Block	16,140	[a]	234,030
Hilton Worldwide Holdings	22,409		1,681,795
Las Vegas Sands	26,826		1,170,687
Marriott International, Cl. A	21,249		1,781,197
McDonald's	58,928		11,448,532
MGM Resorts International	39,653	[a]	638,017
Norwegian Cruise Line Holdings	17,862	[a,b]	243,638
Royal Caribbean Cruises	14,451		703,908
Starbucks	93,123		7,126,703
Wynn Resorts	7,600	[a]	550,468
Yum! Brands	24,062		2,190,845
			32,607,326
Diversified Financials - 4.4%
American Express	52,549		4,903,873
Ameriprise Financial	9,923		1,524,471

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Diversified Financials - 4.4% (continued)
Berkshire Hathaway, Cl. B	154,305	[b]	30,209,833
BlackRock	12,299		7,072,048
Capital One Financial	36,866		2,352,051
Cboe Global Markets	9,165		803,771
CME Group	28,658		4,762,386
Discover Financial Services	23,754		1,174,160
E*Trade Financial	17,482		887,561
Franklin Resources	20,995	[a]	441,945
Intercontinental Exchange	43,514		4,211,285
Invesco	34,190	[a]	343,268
MarketAxess Holdings	3,005		1,552,684
Moody's	12,710		3,575,323
Morgan Stanley	94,555		4,621,848
MSCI	6,788		2,552,152
Nasdaq	8,898		1,168,396
Northern Trust	16,141		1,264,647
Raymond James Financial	9,695		673,609
S&P Global	19,204		6,726,201
State Street	28,538		1,820,439
Synchrony Financial	43,604		964,957
T. Rowe Price Group	17,858		2,466,190
The Bank of New York Mellon	63,829		2,288,270
The Charles Schwab	91,886		3,046,021
The Goldman Sachs Group	24,645		4,878,724
			96,286,113
Energy - 2.5%
Apache	30,453		467,454
Baker Hughes	51,706		800,926
Cabot Oil & Gas	32,441		606,647
Chevron	148,007		12,423,708
Concho Resources	16,014		841,376
ConocoPhillips	84,472		3,158,408
Devon Energy	29,668		311,217
Diamondback Energy	13,067		520,851
EOG Resources	45,642		2,138,328
Exxon Mobil	335,259		14,107,699
Halliburton	71,922		1,030,642
Hess	21,037		1,035,231
HollyFrontier	12,696		349,140
Kinder Morgan	152,448		2,149,517
Marathon Oil	66,735		366,375
Marathon Petroleum	52,640		2,010,848
National Oilwell Varco	31,636		364,130
Noble Energy	40,490		404,495

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 2.5% (continued)
Occidental Petroleum	69,741		1,097,723
ONEOK	32,648		911,206
Phillips 66	34,525		2,141,241
Pioneer Natural Resources	13,319		1,290,877
Schlumberger	110,699		2,008,080
TechnipFMC	34,356		275,879
The Williams Companies	96,854		1,852,817
Valero Energy	31,883		1,792,781
			54,457,596
Food & Staples Retailing - 1.5%
Costco Wholesale	34,989		11,389,969
Sysco	39,793		2,103,060
The Kroger Company	61,612		2,143,482
Walgreens Boots Alliance	57,815		2,353,649
Walmart	112,277		14,528,644
			32,518,804
Food, Beverage & Tobacco - 3.5%
Altria Group	146,944		6,046,746
Archer-Daniels-Midland	44,359		1,899,896
Brown-Forman, Cl. B	14,054	[a]	974,504
Campbell Soup	14,332		710,437
Conagra Brands	39,410		1,475,905
Constellation Brands, Cl. A	13,416		2,390,731
General Mills	47,698		3,017,852
Hormel Foods	22,761		1,157,624
Kellogg	19,753		1,362,759
Lamb Weston Holdings	11,228		674,578
McCormick & Co.	9,670		1,884,683
Molson Coors Beverage, Cl. B	15,817		593,454
Mondelez International, Cl. A	113,737		6,311,266
Monster Beverage	30,284	[b]	2,376,688
PepsiCo	110,023		15,145,766
Philip Morris International	124,256		9,544,103
The Coca-Cola Company	306,504		14,479,249
The Hershey Company	11,967		1,740,121
The J.M. Smucker Company	9,004		984,587
The Kraft Heinz Company	50,743		1,744,544
Tyson Foods, Cl. A	23,372		1,436,209
			75,951,702
Health Care Equipment & Services - 6.8%
Abbott Laboratories	140,239		14,113,653
ABIOMED	3,492	[b]	1,047,390
Align Technology	5,769	[b]	1,695,048
AmerisourceBergen	12,062		1,208,492

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 6.8% (continued)
Anthem	20,077		5,497,083
Baxter International	40,416		3,491,134
Becton Dickinson & Co.	23,498		6,610,927
Boston Scientific	112,746	[b]	4,348,613
Cardinal Health	23,651		1,291,818
Centene	45,946	[b]	2,997,977
Cerner	24,692		1,714,859
Cigna	29,384		5,074,323
CVS Health	104,190		6,557,719
Danaher	50,214		10,233,613
DaVita	6,508	[b]	568,734
Dentsply Sirona	17,207		767,432
DexCom	7,438	[b]	3,239,547
Edwards Lifesciences	49,211	[b]	3,858,635
HCA Healthcare	20,687		2,619,802
Henry Schein	10,901	[b]	749,226
Hologic	20,225	[b]	1,411,301
Humana	10,582		4,152,906
IDEXX Laboratories	6,721	[b]	2,673,278
Intuitive Surgical	9,319	[b]	6,387,615
Laboratory Corp. of America Holdings	7,682	[b]	1,482,011
McKesson	12,900		1,937,064
Medtronic	106,244		10,250,421
Quest Diagnostics	10,388		1,320,003
ResMed	11,416		2,311,854
STERIS	6,402		1,021,951
Stryker	25,462		4,921,805
Teleflex	3,725		1,389,798
The Cooper Companies	4,009		1,134,266
UnitedHealth Group	75,253		22,785,103
Universal Health Services, Cl. B	6,426		706,217
Varian Medical Systems	7,531	[b]	1,074,824
West Pharmaceutical Services	5,904		1,587,408
Zimmer Biomet Holdings	16,642		2,244,340
			146,478,190
Household & Personal Products - 2.0%
Church & Dwight	19,898		1,916,774
Colgate-Palmolive	67,655		5,222,966
Coty, Cl. A	28,557		105,946
Kimberly-Clark	26,856		4,083,186
The Clorox Company	9,978	[a]	2,359,897
The Estee Lauder Companies, Cl. A	18,069		3,569,350
The Procter & Gamble Company	196,460		25,759,835
			43,017,954

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Insurance - 1.9%
Aflac	58,141		2,068,075
American International Group	69,559		2,235,626
Aon, Cl. A	18,364		3,768,660
Arthur J. Gallagher & Co.	15,010		1,613,425
Assurant	4,462		479,531
Chubb	35,642		4,535,088
Cincinnati Financial	12,242		954,019
Everest Re Group	3,333		729,226
Globe Life	8,221		654,392
Lincoln National	16,533		616,185
Loews	19,648		715,384
Marsh & McLennan	40,280		4,696,648
MetLife	61,059		2,311,083
Principal Financial Group	19,782		839,350
Prudential Financial	31,196		1,976,891
The Allstate	24,852		2,345,780
The Hartford Financial Services Group	28,321		1,198,545
The Progressive	46,522		4,202,798
The Travelers Companies	19,838		2,269,864
Unum Group	14,589		251,368
W.R. Berkley	10,756		664,183
Willis Towers Watson	10,088		2,118,581
			41,244,702
Materials - 2.5%
Air Products & Chemicals	17,615		5,048,987
Albemarle	8,871	[a]	731,503
Amcor	123,574		1,272,812
Avery Dennison	6,875		779,213
Ball	25,497		1,877,344
Celanese	9,372		910,958
CF Industries Holdings	18,062		565,882
Corteva	59,356		1,695,207
Dow	58,159		2,388,009
DuPont de Nemours	59,089		3,160,080
Eastman Chemical	10,526		785,555
Ecolab	19,663		3,678,554
FMC	10,009		1,061,454
Freeport-McMoRan	116,688		1,507,609
International Flavors & Fragrances	8,451	[a]	1,064,403
International Paper	31,635		1,100,582
Linde	41,606		10,198,047
LyondellBasell Industries, Cl. A	20,612		1,288,662
Martin Marietta Materials	4,976		1,030,928
Newmont	63,799		4,414,891

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 2.5% (continued)
Nucor	24,200		1,015,190
Packaging Corp. of America	7,582		728,782
PPG Industries	18,870		2,031,356
Sealed Air	12,911		460,664
The Mosaic Company	29,030		391,034
The Sherwin-Williams Company	6,423		4,161,590
Vulcan Materials	10,457		1,227,861
WestRock	21,349		573,434
			55,150,591
Media & Entertainment - 8.9%
Activision Blizzard	61,403		5,073,730
Alphabet, Cl. A	23,820	[b]	35,442,969
Alphabet, Cl. C	23,217	[b]	34,429,882
Charter Communications, Cl. A	12,013	[b]	6,967,540
Comcast, Cl. A	361,199		15,459,317
Discovery, Cl. A	12,602	[a,b]	265,902
Discovery, Cl. C	23,940	[b]	453,663
DISH Network, Cl. A	19,449	[b]	624,507
Electronic Arts	22,718	[b]	3,217,323
Facebook, Cl. A	190,919	[b]	48,430,423
Fox, Cl. A	27,587		710,917
Fox, Cl. B	14,085		362,970
Live Nation Entertainment	10,641	[b]	498,105
Netflix	34,881	[b]	17,052,623
News Corporation, Cl. A	32,325		411,174
News Corporation, Cl. B	8,955		114,266
Omnicom Group	17,525		941,618
Take-Two Interactive Software	9,248	[b]	1,516,857
The Interpublic Group of Companies	32,709		590,397
The Walt Disney Company	143,259		16,752,707
Twitter	62,010	[b]	2,257,164
ViacomCBS, Cl. B	42,147	[a]	1,098,772
			192,672,826
Pharmaceuticals Biotechnology & Life Sciences - 7.7%
AbbVie	139,717		13,260,540
Agilent Technologies	24,426		2,352,957
Alexion Pharmaceuticals	17,879	[b]	1,832,419
Amgen	46,618		11,406,026
Biogen	12,967	[b]	3,561,905
Bio-Rad Laboratories, Cl. A	1,589	[b]	834,050
Bristol-Myers Squibb	179,264		10,515,626
Eli Lilly & Co.	66,729		10,028,701
Gilead Sciences	100,015		6,954,043
Illumina	11,747	[b]	4,489,234

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 7.7% (continued)
Incyte	14,539	[b]	1,435,872
IQVIA Holdings	14,034	[b]	2,222,845
Johnson & Johnson	209,124		30,481,914
Merck & Co.	200,161		16,060,919
Mettler-Toledo International	1,936	[b]	1,810,160
Mylan	43,298	[b]	697,531
PerkinElmer	8,617		1,024,647
Perrigo	11,123		589,741
Pfizer	440,558		16,952,672
Regeneron Pharmaceuticals	7,965	[b]	5,034,438
Thermo Fisher Scientific	31,307		12,959,533
Vertex Pharmaceuticals	20,494	[b]	5,574,368
Waters	5,055	[b]	1,077,473
Zoetis	37,822		5,736,841
			166,894,455
Real Estate - 2.8%
Alexandria Real Estate Equities	10,138	[a,c]	1,800,002
American Tower	35,374	[c]	9,246,410
Apartment Investment & Management, Cl. A	12,020	[c]	466,616
AvalonBay Communities	11,148	[c]	1,706,982
Boston Properties	11,266	[c]	1,003,688
CBRE Group, Cl. A	26,431	[b]	1,157,942
Crown Castle International	33,265	[c]	5,545,276
Digital Realty Trust	21,390	[c]	3,433,951
Duke Realty	29,377	[c]	1,180,662
Equinix	6,993	[c]	5,492,862
Equity Residential	28,186	[c]	1,511,615
Essex Property Trust	5,123	[c]	1,130,851
Extra Space Storage	10,091	[c]	1,042,804
Federal Realty Investment Trust	5,897	[c]	449,941
Healthpeak Properties	41,156	[c]	1,123,147
Host Hotels & Resorts	55,070	[c]	593,655
Iron Mountain	24,232	[a,c]	683,100
Kimco Realty	34,481	[c]	384,463
Mid-America Apartment Communities	9,411	[c]	1,121,697
Prologis	59,060	[c]	6,226,105
Public Storage	12,168	[c]	2,432,140
Realty Income	27,001	[c]	1,621,410
Regency Centers	12,816	[c]	525,840
SBA Communications	8,976	[c]	2,796,383
Simon Property Group	24,392	[c]	1,520,841
SL Green Realty	6,245	[a,c]	290,393

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 2.8% (continued)
UDR	23,568	[c]	853,162
Ventas	29,237	[c]	1,121,531
Vornado Realty Trust	12,164	[c]	419,901
Welltower	33,576	[c]	1,798,331
Weyerhaeuser	58,654	[c]	1,631,168
			60,312,869
Retailing - 8.3%
Advance Auto Parts	5,475		822,017
Amazon.com	33,278	[b]	105,314,221
AutoZone	1,830	[b]	2,209,579
Best Buy	18,145		1,807,061
Booking Holdings	3,260	[b]	5,418,544
CarMax	13,192	[a,b]	1,279,228
Dollar General	20,008		3,809,523
Dollar Tree	18,835	[b]	1,758,247
eBay	52,423		2,897,943
Expedia Group	10,409		843,233
Genuine Parts	11,550		1,041,233
Kohl's	14,331		272,862
L Brands	18,759		457,907
LKQ	23,513	[b]	662,831
Lowe's	60,230		8,968,849
O'Reilly Automotive	5,830	[b]	2,783,125
Ross Stores	28,142		2,523,493
Target	39,799		5,009,898
The Gap	19,022		254,324
The Home Depot	85,341		22,657,182
The TJX Companies	95,354		4,957,454
Tiffany & Co.	8,733		1,094,769
Tractor Supply	9,449		1,348,750
Ulta Beauty	4,376	[b]	844,524
			179,036,797
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices	92,627	[b]	7,172,109
Analog Devices	29,395		3,376,016
Applied Materials	72,328		4,652,860
Broadcom	31,910		10,107,493
Intel	335,815		16,028,450
KLA	12,556		2,509,066
Lam Research	11,573		4,364,873
Maxim Integrated Products	21,851		1,487,835
Microchip Technology	19,490	[a]	1,982,718
Micron Technology	88,447	[b]	4,427,215
NVIDIA	48,801		20,720,417

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 4.7% (continued)
Qorvo	8,955	[b]	1,147,583
Qualcomm	89,739		9,477,336
Skyworks Solutions	13,156		1,915,251
Texas Instruments	73,244		9,342,272
Xilinx	19,201		2,061,227
			100,772,721
Software & Services - 14.5%
Accenture, Cl. A	50,479		11,346,670
Adobe	38,211	[b]	16,977,912
Akamai Technologies	13,212	[b]	1,485,557
Ansys	6,917	[b]	2,148,420
Autodesk	17,432	[b]	4,121,448
Automatic Data Processing	34,217		4,547,781
Broadridge Financial Solutions	8,897		1,195,223
Cadence Design Systems	21,894	[b]	2,391,920
Citrix Systems	9,389		1,340,374
Cognizant Technology Solutions, Cl. A	42,812		2,924,916
DXC Technology	22,638		405,447
Fidelity National Information Services	49,252		7,206,060
Fiserv	44,733	[b]	4,463,906
FleetCor Technologies	6,802	[b]	1,758,793
Fortinet	10,897	[b]	1,507,055
Gartner	7,077	[b]	882,077
Global Payments	24,018		4,275,684
International Business Machines	70,837		8,708,701
Intuit	20,828		6,381,074
Jack Henry & Associates	6,180		1,101,894
Leidos Holdings	11,077		1,054,087
Mastercard, Cl. A	70,124		21,635,358
Microsoft	602,373		123,492,489
NortonLifeLock	44,572		956,069
Oracle	166,106		9,210,578
Paychex	25,410		1,827,487
Paycom Software	3,760	[b]	1,069,231
PayPal Holdings	93,118	[b]	18,257,646
salesforce.com	71,429	[b]	13,917,941
ServiceNow	15,198	[b]	6,674,962
Synopsys	12,159	[b]	2,422,316
The Western Union Company	32,354		785,555
Tyler Technologies	3,030	[b]	1,082,468
Verisign	8,011	[b]	1,695,769
Visa, Cl. A	133,892	[a]	25,493,037
			314,745,905

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Technology Hardware & Equipment - 8.1%
Amphenol, Cl. A	23,598		2,495,725
Apple	323,629		137,555,270
Arista Networks	4,394	[b]	1,141,429
CDW	11,595		1,347,919
Cisco Systems	336,309		15,840,154
Corning	59,293		1,838,083
F5 Networks	4,671	[b]	634,789
FLIR Systems	11,249		468,633
Hewlett Packard Enterprise	104,441		1,030,833
HP	115,981		2,038,946
IPG Photonics	2,623	[b]	469,543
Juniper Networks	25,931		658,129
Keysight Technologies	15,124	[b]	1,510,736
Motorola Solutions	13,303		1,859,759
NetApp	17,792		788,186
Seagate Technology	18,275		826,396
TE Connectivity	26,079		2,322,857
Western Digital	23,457		1,010,997
Xerox Holdings	15,873		264,285
Zebra Technologies, Cl. A	4,091	[b]	1,148,548
			175,251,217
Telecommunication Services - 1.9%
AT&T	565,096		16,715,540
CenturyLink	75,768	[a]	731,161
T-Mobile US	45,063	[b]	4,838,865
Verizon Communications	328,252		18,867,925
			41,153,491
Transportation - 1.8%
Alaska Air Group	9,960		343,022
American Airlines Group	30,741	[a]	341,840
C.H. Robinson Worldwide	11,174		1,047,227
CSX	60,885		4,343,536
Delta Air Lines	45,398		1,133,588
Expeditors International of Washington	13,705		1,158,210
FedEx	18,917		3,185,623
J.B. Hunt Transport Services	6,781		877,461
Kansas City Southern	7,722		1,327,026
Norfolk Southern	20,196		3,881,873
Old Dominion Freight Line	7,405		1,353,782
Southwest Airlines	42,865		1,324,100
Union Pacific	54,149		9,386,729
United Airlines Holdings	20,208	[a,b]	634,127
United Parcel Service, Cl. B	56,121		8,011,834
			38,349,978

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Utilities - 3.1%
Alliant Energy		20,010		1,077,539
Ameren		19,244		1,544,139
American Electric Power		39,039		3,391,708
American Water Works		14,357		2,114,355
Atmos Energy		9,283		983,905
CenterPoint Energy		42,423		806,461
CMS Energy		22,275		1,429,610
Consolidated Edison		26,573		2,041,604
Dominion Energy		66,312		5,373,261
DTE Energy		15,622		1,806,372
Duke Energy		58,784		4,981,356
Edison International		30,340		1,689,028
Entergy		16,264		1,709,834
Evergy		18,620		1,207,135
Eversource Energy		27,083		2,439,366
Exelon		76,635		2,958,877
FirstEnergy		43,133		1,250,857
NextEra Energy		38,782		10,886,107
NiSource		30,097		735,872
NRG Energy		20,555		694,965
Pinnacle West Capital		8,690		721,965
PPL		62,153		1,654,513
Public Service Enterprise Group		39,975		2,236,202
Sempra Energy		23,518		2,927,050
The AES		50,951		775,984
The Southern Company		83,359		4,552,235
WEC Energy Group		25,108		2,391,788
Xcel Energy		41,278		2,849,833
				67,231,921
Total Common Stocks (cost $536,923,229)				2,149,259,032
	Maturity Date	Number of Warrants
Warrants - .0%
Energy - .0%
Occidental Petroleum (cost $0)	8/03/2027	9,335		52,275
		Principal Amount ($)
Short-Term Investments - .1%
U.S. Treasury Bills - .1%
0.15%, 2/25/21 (cost $1,344,831)		1,346,000	[d,e]	1,345,307

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,639,341)	0.26	12,639,342	[f]	12,639,341

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,162,446)	0.26	1,162,446	[f]	1,162,446
Total Investments (cost $552,069,847)		100.0%		2,164,458,401
Cash and Receivables (Net)		.0%		92,973
Net Assets		100.0%		2,164,551,374

a Security, or portion thereof, on loan. At July 31, 2020, the value of the fund’s securities on loan was $43,761,402 and the value of the collateral was $45,200,614, consisting of cash collateral of $1,162,446 and U.S. Government & Agency securities valued at $44,038,168.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Held by a counterparty for open exchange traded derivative contracts.

e Security is a discount security. Income is recognized through the accretion of discount.

f Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities: †
Equity Securities- Common Stocks	2,149,259,032	-	-	2,149,259,032
Investment Companies	13,801,787	-	-	13,801,787
U.S. Treasury Securities	-	1,345,307	-	1,345,307
Warrants	52,275	-	-	52,275
Other Financial Instruments:
Futures††	162,333	-	-	162,333

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon S&P 500 Index Fund

July 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	97	9/18/2020	15,665,642	15,827,975	162,333
Gross Unrealized Appreciation				162,333

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the

NOTES

value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2020, accumulated net unrealized appreciation on investments was $1,612,388,554, consisting of $1,648,336,474 gross unrealized appreciation and $35,947,920 gross unrealized depreciation.

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.